Commitments For Expenditure - Summary of Future Rental Income Receivable (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of maturity analysis of operating lease payments [line items]
Future rental income receivable		$ 6,549
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future rental income receivable		6,549
Later than one year but not greater than five
Disclosure of maturity analysis of operating lease payments [line items]
Future rental income receivable